Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		16 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (2,274)	$ 11,604	$ 45,118
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Accounts Payable
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	$ (2,274)	$ 11,604
CASH FLOWS FROM INVESTING ACTIVITIES
Property
Depreciation	$ 49
Net cash provided by (used in) investing activities	$ 49
CASH FLOWS FROM FINANCING ACTIVITIES
Loan Payable - Related Party		$ 100
Issuance of common stock
Net cash provided by (used in) financing activities		$ 100
Net increase (decrease) in cash	$ (2,224)	11,704
Cash at beginning of period	2,504	4,632
Cash at end of period	$ 280	$ 16,336	$ 280
Cash paid during year for :
Interest
Income Taxes